Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	(Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Other	Total
Balance at beginning at Dec. 31, 2023	$ 1,749,180	$ 46,831		$ 14,730	$ 1,810,741
Balance at beginning (in shares) at Dec. 31, 2023	201,353,962
Issuance of shares from exercise of stock options	$ (163)				(163)
Issuance of shares from exercise of stock options (in shares)	473,081
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (4,676)	(4,241)			(8,917)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(615,200)
Stock-based compensation expense				422	422
Net earnings (loss)		(23,084)			(23,084)
Dividends		(43,279)			(43,279)
Other comprehensive income					0
Balance at ending at Dec. 31, 2024	$ 1,744,341	(23,773)		15,152	1,735,720
Balance at ending (in shares) at Dec. 31, 2024	201,211,843
Shares issued to Orogen shareholders	$ 125,311				125,311
Shares issued to Orogen shareholders (in shares)	5,633,629
Issuance of shares from exercise of stock options	$ (1,253)				(1,253)
Issuance of shares from exercise of stock options (in shares)	204,634
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (3,576)	(5,437)			(9,013)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(518,300)
Stock-based compensation expense				292	292
Net earnings (loss)		240,005			240,005
Dividends		(45,845)			(45,845)
Other comprehensive income			$ 1,097		1,097
Reclassification of hedge reserve to cost of acquired asset			$ (1,097)		(1,097)
Balance at ending at Dec. 31, 2025	$ 1,864,823	$ 164,950		$ 15,444	$ 2,045,217
Balance at ending (in shares) at Dec. 31, 2025	206,531,806				206,531,806